Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES, NET
Total revenues	$ 64,997,741	$ 45,050,405	$ 38,125,668
COSTS OF REVENUES
Total cost of revenues	70,795,321	57,453,656	39,476,046
GROSS LOSS	(5,797,580)	(12,403,251)	(1,350,378)
OPERATING EXPENSES
Selling expenses	899,760	742,167	1,075,980
General and administrative expenses	7,391,664	13,040,038	12,678,873
Research and development expenses	2,507,324	1,193,082	1,053,882
Impairment of intangible assets		3,151,467	2,650,020
Total operating expenses	10,798,748	18,126,754	17,458,755
LOSS FROM OPERATIONS	(16,596,328)	(30,530,005)	(18,809,133)
OTHER (EXPENSES) INCOME
Investment income (losses)	198,176	(1,170,974)	(3,566,561)
Interest expense, net	(2,018,680)	(2,162,109)	(27,128)
Other income, net	441,231	942,138	87,390
Total other expenses	(1,379,273)	(2,390,945)	(3,506,299)
LOSS BEFORE INCOME TAXES	(17,975,601)	(32,920,950)	(22,315,432)
Income taxes provision (benefit)	5,563	(226)	808,970
NET LOSS	(17,981,164)	(32,920,724)	(23,124,402)
Less: net loss attributable to non-controlling interests	(6,204,728)	(8,688,144)	(487,780)
NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(11,776,436)	(24,232,580)	(22,636,622)
Foreign currency translation adjustment	(962,919)	(1,165,807)	(5,123,964)
TOTAL COMPREHENSIVE LOSS	(18,944,083)	(34,086,531)	(28,248,366)
Less: comprehensive loss attributable to non-controlling interests	(6,579,590)	(9,220,222)	(2,107,480)
COMPREHENSIVE LOSS ATTRIBUTABLE TO ORIDNARY SHAREHOLDERS OF SUNRISE NEW ENERGY CO., LTD.	$ (12,364,493)	$ (24,866,309)	$ (26,140,886)
LOSS PER SHARE
Basic - Class A and Class B ordinary shares (in Dollars per share)	$ (0.48)	$ (1.08)	$ (0.98)
Diluted - Class A and Class B ordinary shares (in Dollars per share)	$ (0.48)	$ (1.08)	$ (0.98)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic - Class A and Class B ordinary shares (in Shares)	26,404,589	25,622,195	24,820,313
Diluted - Class A and Class B ordinary shares (in Shares)	26,404,589	25,622,195	24,820,313
Products
REVENUES, NET
Total revenues	$ 64,365,362	$ 44,384,004	$ 37,583,844
COSTS OF REVENUES
Total cost of revenues	70,782,649	57,172,626	38,299,090
Services
REVENUES, NET
Total revenues	632,379	666,401	541,824
COSTS OF REVENUES
Total cost of revenues	$ 12,672	$ 281,030	$ 1,176,956